Annual Total Returns [BarChart] - First Trust US Equity Opportunities ETF - First Trust US Equity Opportunities ETF	May 03, 2021
Bar Chart Table:
2011	3.11%
2012	30.01%
2013	47.98%
2014	11.91%
2015	2.19%
2016	6.70%
2017	26.96%
2018	(8.22%)
2019	30.45%
2020	47.76%